CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended	3 Months Ended	10 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Dropdown Predecessor Equity [Member]	Oct. 19, 2011 Dropdown Predecessor Equity [Member]
Statements of Change in Partners' Capital And Owner's And Dropdown Predecessor Equity [Line Items]
Net income		$ 4.8	$ 16.1
Purchase of Golar Freeze from Golar LNG Limited, book value of assets acquired	$ 65.5